RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Note 10—RELATED PARTY TRANSACTIONS

        In June 2011, the Company entered into an agreement with one of the members of its board of directors to provide consulting services for manufacturing related activities. The fees payable under the agreement may not exceed $60,000 per year. The amount of fees incurred for the nine months ended September 30, 2011 was not material.

        During 2009 and 2010, the Company entered into 2009 Convertible Note, 2009 Secured Note, 2010 Secured Note, 2010 Convertible Note and HBM Secured Notes, with certain investors in the Company (see Note 7). Upon the completion of the initial public offering in February 2011, the outstanding balances due to these investors of $51.2 million, including accrued interest of $4.8 million, were converted into an aggregate of 4,324,909 shares of common stock.

        The Company incurred expenses under the services agreement with Stack Pharmaceuticals Inc., or SPI, an entity controlled by David Stack, the Company's chief executive officer, of approximately $0.2 million for each of the nine months ended September 30, 2011 and 2010. As of September 30, 2011 and December 31, 2010, the Company had no outstanding balance payable to SPI.

        MPM Asset Management, or MPM, an investor in the Company, provides clinical management and subscription services to the Company. The Company incurred expenses of approximately $0.3 million and $0.6 million for the nine months ended September 30, 2011 and 2010, respectively. Approximately $0.1 million was payable to MPM as of September 30, 2011 and December 31, 2010.

17. RELATED PARTY TRANSACTIONS

        During the years ended December 31, 2010 and 2009, the Company entered into 2009 Convertible Note Agreements, 2009 Secured Note Agreements, 2010 Secured Note Agreements and December 2010 Convertible Note Agreements, with certain investors in the Company (see Note 10). The composition of the balances due to these investors is $49.8 million, including accrued interest of $3.4 million, as of December 31, 2010.

        In February 2008, the Company entered into a services agreement with Stack Pharmaceuticals Inc., or SPI, an entity controlled by David Stack, the Company's chief executive officer. Pursuant to the agreement, SPI provides the Company with the use of SPI's office facilities which include the use of office space for the Company's employees, office furnishings, phone system, internet connections, printers and other related office amenities such as conference rooms. Pursuant to the agreement, the Company paid SPI amounts ranging from $10,500 to $18,250 per month during the term of the services agreement. The term of the agreement was one year and was renewable upon consent of both parties and the agreement may be cancelled with 60 days written notice by either party. In February 2009, we renewed the agreement on a month-to-month basis. In August 2010, we entered into a new services agreement with SPI that replaced the agreement that we entered into in February 2008. Pursuant to the new agreement, SPI provides us with the use of SPI's office facilities which includes the use of office space for our employees, office furnishings, phone system, internet connections, printers and other related office amenities such as conference rooms. In addition, SPI provides consulting services and commercial leadership related to EXPAREL regarding the development of strategic plans and analyses for the commercialization of EXPAREL, support in the development of documents, data and materials for investor and commercial partner presentations and documents, and commercial leadership in support of our website. SPI provides these services from time to time as we request. We pay SPI $2,500 for each day of services provided by SPI up to a maximum of five days per week. We also reimburse SPI for travel expenses incurred by SPI personnel.

        In addition, during 2009 and 2010, SPI performed various projects for the Company. These projects included a business analysis and commercial recommendation for the Company's DepoDur product, a market research project related to the development of a DepoMethotrexate product, market research and forecasting in support of clinical development of EXPAREL for the potential additional indications of nerve block and epidural administration and reimbursement for access to Datamonitor reports for commercial analysis and partnering discussions regarding EXPAREL. The Company incurred expenses under the SPI agreement of $324,000, $210,000 and $258,000 for the years ended December 31, 2010, 2009, and 2008, respectively. As of December 31, 2010 and 2009, the Company had no outstanding balance payable to SPI.

        MPM Asset Management ("MPM"), an investor in the Company, provides clinical management and subscription services to the Company. The Company incurred expenses of $679,000, $316,000 and $30,000 for the years ended December 31, 2010, 2009 and 2008, respectively. $91,000 and $88,000 was payable to MPM as of December 31, 2010 and 2009, respectively.

        In April 2010, the Company signed a statement of work for a feasibility study with Rhythm Pharmaceuticals, Inc. The Company earned $290,000 contract revenue from this statement of work during 2010. MPM and its affiliates are holders of the Company's capital stock. MPM and its affiliates are holders of capital stock of Rhythm Pharmaceuticals, Inc. and a managing director of MPM is a member of the board of directors of Rhythm Pharmaceuticals, Inc.